Note 11 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2018	34,654,353	$148,559	1,325,694	$148	35,980,047	$148,707